Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,470,000
Previously Paid Amount	0.00
Total Fee Amount	1,693.89
Total Offset Amount	0.00
Net Fee	1,693.89
Narrative - Max Aggregate Offering Price	$ 19,470,000
Final Prospectus	true